Financial Assets Measured at Fair Value Through Profit of Loss - Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Financial Assets Measured at Fair Value Through Profit or Loss, Net [Abstract]
Listed equity securities	$ 21,737,833	$ 1,727,007
Unlisted equity securities	911,404	811,404
Listed futures contracts	1,011	9,731
Investments in funds	1,622,836	40,646,465
Financial assets measured at fair value through profit or loss	$ 24,273,084	$ 43,194,607